Significant Accounting Policies - Schedule of Non-derivative Financial Assets and Financial Liabilities (Detail) $ in Millions	Nov. 01, 2020 CAD ($)
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	$ 55,484
Non-derivative financial liabilities	6,241
USD LIBOR [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	51,140
Non-derivative financial liabilities	3,378
GBP LIBOR [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	1,468
Non-derivative financial liabilities	949
Other Rates [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	2,876
Non-derivative financial liabilities	$ 1,914